Emerging Markets Equity Portfolio

SCHEDULE OF INVESTMENTS

September 30, 2023 (unaudited)

Common Stocks (93.9%)	Country	Shares/ Par +	Value $ (000’s)

Communication Services (6.8%)
Telkom Indonesia Persero
Tbk PT	Indonesia	36,276,100	8,798
Tencent Holdings, Ltd.	China	1,256,600	48,700

Total			57,498

Consumer Discretionary (14.2%)
Alibaba Group Holding, Ltd. *	China	3,583,200	38,847
Americana Restaurants International PLC	United Arab Emirates	9,668,504	10,805
China Tourism Group Duty Free Corp., Ltd. - Class H	China	383,100	5,036
China Tourism Group Duty Free Corp., Ltd. - Class A	China	317,586	4,672
Li Auto, Inc. - Class A *	China	560,800	10,029
Maruti Suzuki India, Ltd.	India	81,998	10,479
Meituan Dianping - Class B *	China	829,210	12,038
MercadoLibre, Inc. *	Brazil	7,782	9,867
Midea Group Co., Ltd. - Class A	China	1,758,866	13,371
Zhongsheng Group Holdings, Ltd.	China	1,814,000	5,107

Total			120,251

Consumer Staples (8.1%)
Budweiser Brewing Co. APAC, Ltd.	China	3,315,500	6,505
Fomento Economico Mexicano SAB de CV, ADR	Mexico	154,958	16,914
Hindustan Unilever, Ltd.	India	479,301	14,186
Kweichow Moutai Co., Ltd. - Class A	China	66,573	16,517
Raia Drogasil SA	Brazil	2,711,651	14,900

Total			69,022

Energy (3.7%)
LUKOIL PJSC *,Æ	Russia	225,143	–
NovaTek PJSC *,Æ	Russia	795,201	–
PRIO SA *	Brazil	661,550	6,191
Saudi Arabian Oil Co.	Saudi Arabia	871,178	8,131
TotalEnergies SE	France	259,493	17,076

Total			31,398

Financials (24.3%)
AIA Group, Ltd.	Hong Kong	2,062,200	16,681
Al Rajhi Bank	Saudi Arabia	556,424	10,075
B3 SA - Brasil, Bolsa, Balcao	Brazil	4,984,148	12,186
Bank Central Asia Tbk PT	Indonesia	10,215,100	5,828
Bank Negara Indonesia Persero Tbk PT	Indonesia	3,769,400	2,517
Bank Rakyat Indonesia Persero Tbk PT	Indonesia	46,581,356	15,742
China International Capital Corp., Ltd.	China	4,010,800	7,319
Credicorp, Ltd.	Peru	38,913	4,980

Common Stocks (93.9%)	Country	Shares/ Par +	Value $ (000’s)

Financials continued
Grupo Financiero Banorte SAB de CV	Mexico	1,935,817	16,230
HDFC Bank, Ltd.	India	1,798,676	32,939
Hong Kong Exchanges & Clearing, Ltd.	Hong Kong	251,492	9,376
Itausa SA *	Brazil	64,704	116
Itausa SA - Preference Shares	Brazil	6,455,716	11,623
Kaspi.KZ Joint Stock Co.	Kazakhstan	139,880	13,541
Kotak Mahindra Bank, Ltd.	India	748,447	15,646
Sanlam, Ltd.	South Africa	2,924,240	10,117
Sberbank of Russia PJSC *,Æ	Russia	1,471,064	–
SBI Life Insurance Co., Ltd.	India	1,391,054	21,852

Total			206,768

Health Care (2.5%)
Shenzhen Mindray Bio- Medical Electronics Co., Ltd.	China	301,515	11,166
Wuxi Biologics Cayman, Inc. *	China	1,793,500	10,534

Total			21,700

Industrials (4.9%)
Grupo Aeroportuario del Sureste SAB de CV - Class B	Mexico	311,117	7,615
HD Korea Shipbuilding & Offshore Engineering Co., Ltd. *	South Korea	46,562	3,829
NARI Technology Co., Ltd. - Class A	China	3,297,898	10,023
Samsung Engineering Co., Ltd. *	South Korea	396,174	8,877
Sociedad Quimica y Minera de Chile SA	Chile	78,669	4,694
WEG SA	Brazil	881,093	6,358

Total			41,396

Information Technology (19.7%)
Accton Technology Corp.	Taiwan	623,000	9,516
ASM International NV	Netherlands	21,266	8,881
ASML Holding NV	Netherlands	11,763	6,908
Delta Electronics, Inc.	Taiwan	927,000	9,319
Globant SA *	United States	43,141	8,535
Hon Hai Precision Industry Co., Ltd.	Taiwan	3,275,000	10,557
MediaTek, Inc.	Taiwan	506,000	11,560
Samsung Electronics Co., Ltd.	South Korea	304,844	15,445
Taiwan Semiconductor Manufacturing Co., Ltd.	Taiwan	4,503,290	73,080
Tata Consultancy Services, Ltd.	India	312,529	13,257

Total			167,058

Emerging Markets Equity Portfolio

Common Stocks (93.9%)	Country	Shares/ Par +	Value $ (000’s)

Materials (6.6%)
Anglo American Platinum, Ltd.	South Africa	156,276	5,826
LG Chem, Ltd.	South Korea	41,182	15,141
Mondi PLC	Austria	504,736	8,426
Southern Copper Corp.	Mexico	177,916	13,395
UltraTech Cement, Ltd.	India	129,963	12,897

Total			55,685

Real Estate (1.1%)
China Resources Land, Ltd.	China	2,452,000	9,663

Total			9,663

Common Stocks (93.9%)	Country	Shares/ Par +	Value $ (000’s)

Utilities (2.0%)
Power Grid Corp. of India, Ltd.India		7,083,013	17,030

Total			17,030

Total Common Stocks (Cost: $831,866)			797,469

Preferred Stocks (4.5%)

Information Technology (4.5%)
Samsung Electronics Co., Ltd. South Korea		950,929	38,391

Total			38,391

Total Preferred Stocks (Cost: $38,005)			38,391

Total Investments (98.4%) (Cost: $869,871)@			835,860

Other Assets, Less Liabilities (1.6%)			13,440

Net Assets (100.0%)			849,300

Investments by Country of Risk as a Percentage of Net Assets:
China	24.5%
India	16.3%
Taiwan	13.4%
South Korea	9.6%
Brazil	7.1%
Mexico	6.4%
Other	21.1%

Total	98.4%

Over the Counter Derivatives

Forward Foreign Currency Contracts

Type	Counterparty	Currency	Foreign Principal Amount Covered by Contract (000s)	USD Principal Amount Covered by Contract (000’s)	Settlement Date	Unrealized Appreciation (000’s)	Unrealized (Depreciation) (000’s)	Net Unrealized Appreciation/ (Depreciation) (000’s)
Buy	State Street Bank And Trust Company	BRL	421	84	10/2/23	$—	$(1)	$(1)
						$—	$(1)	$(1)

	Financial Derivative Assets (000’s)				Financial Derivative Liabilities (000’s)

	Forward Foreign Currency Contracts	Swaps	Total	Forward Foreign Currency Contracts	Options	Swaps	Total

Total Over the Counter Derivatives	—	—	—	$(1)	—	—	$(1)

+	All par is stated in U.S. Dollar unless otherwise noted.
*	Non income producing
Æ	Security valued using significant unobservable inputs.
@

At September 30, 2023, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $869,871 and the net unrealized depreciation of investments based on that cost was $34,012 which is comprised of $117,684 aggregate gross unrealized appreciation and $151,696 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

Emerging Markets Equity Portfolio

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s Investments at September 30, 2023.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)

Assets:
Preferred Stocks	$—	$38,391	$—
Common Stocks
Consumer Discretionary	9,867	110,384	—
Consumer Staples	31,814	37,208	—
Energy	6,191	25,207	—
Financials	58,560	148,208	—
Industrials	18,667	22,729	—
Information Technology	8,535	158,523	—
Materials	13,395	42,290	—
All Others	—	105,891	—

Total Assets:	$147,029	$688,831	$—

Liabilities:
Other Financial Instruments^
Forward Foreign Currency Contracts	—	(1)	—

Total Liabilities:	$—	$(1)	$—

^ Other financial instruments are derivative instruments such as futures and forward foreign currency contracts, which are valued at the unrealized appreciation (depreciation) on the instrument, and securities sold short, reverse repurchase agreements, written options and swaps contracts, which are valued at market value.

Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the reconciliation of Level 3 securities and assumptions is not shown for the period ended September 30, 2023.

Abbreviations (unaudited)

Abbreviations that may be used in the preceding statements

ADR	American Depositary Receipt
AFC	Available Funds Cap security - Security accrues interest at an assumed or uncapped rate. If the interest rate on the underlying loans is lower than the uncapped rate, then the security will pay at the lower rate.
CSTR	Collateral Strip Rate security - interest is based on the weighted net interest rate of the collateral.
EXE	Security receives collateral principal and interest paid which exceeds the amount of principal and income obligated to all bonds in the deal.
IO	Interest Only Security
PO	Principal Only Security
GDR	Global Depositary Receipt
GO	General Obligation
RB	Revenue Bond
CPURNSA	U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted
IBOR	Interbank Offered Rate
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
ICE	Intercontinental Exchange
SONIO	Sterling Overnight Interbank Average Rate
DAC	Designated Activity Company
TBA	To Be Announced
OIS	Overnight Index Swaps
DIFC	Dubai International Financial Centre
EURIBOR	Euro Interbank Offered Rate
SDR	Swedish Depository Receipt
ETF	Exchange Traded Fund

Currency Abbreviations
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Chinese Yuan Renminbi - Offshore
CNY	Chinese Yuan Renminbi
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KES	Kenyan Shilling
KRW	South Korean Won
MXN	Mexican New Peso
NOK	Norwegian Krone
RUB	Russian Ruble
SAR	SAR
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TWD	Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand

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